Contract Liabilities and Advances from Customers - Summary of Contract Liabilities and Advances from Customers (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred income including contract liabilities [abstract]
Contract Liabilities	€ 22,306	€ 14,847
Advances from customers	62,310	26,568
Total contract liabilities and advances from customers	84,616	41,415
Current	45,198	41,415
Non-current	€ 39,418	€ 0